Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Company's Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 28,305	$ 42,641
Repayment	(57,562)	(60,969)
Proceeds	64,093	29,459
Total cash flow	34,836	11,131
Acquisition	16,114	15,749
Amortization of financing fees	231	144
Interest accretion on balances of purchase payable	318	211
Foreign currency translation adjustment	1,730	1,070
Reclassification	0	0
Total non cash	18,393	17,174
Ending balance	53,229	28,305
Line of credit and demand loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	24,066
Repayment	(3,153)	(40,547)
Proceeds	0	0
Total cash flow	(3,153)	(16,481)
Acquisition	3,153	15,749
Amortization of financing fees	0	0
Interest accretion on balances of purchase payable	0	0
Foreign currency translation adjustment	0	732
Reclassification	0	0
Total non cash	3,153	16,481
Ending balance	0	0
Current portion of long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,000	2,956
Repayment	(4,273)	(6,343)
Proceeds	2,517	0
Total cash flow	(756)	(3,387)
Acquisition	1,105	0
Amortization of financing fees	0	0
Interest accretion on balances of purchase payable	0	0
Foreign currency translation adjustment	0	0
Reclassification	794	4,387
Total non cash	1,899	4,387
Ending balance	1,143	1,000
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	27,305	15,619
Repayment	(50,136)	(14,079)
Proceeds	61,576	29,459
Total cash flow	38,745	30,999
Acquisition	11,856	0
Amortization of financing fees	231	144
Interest accretion on balances of purchase payable	318	211
Foreign currency translation adjustment	1,730	338
Reclassification	(794)	(4,387)
Total non cash	13,341	(3,694)
Ending balance	$ 52,086	$ 27,305